Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes
U.S. operations	$ 9,668	$ 9,716	$ 9,140
Non-U.S. operations	12,234	11,287	10,583
Income before income taxes	21,902	21,003	19,723
U.S. federal
Current	1,361	268	190
Deferred	403	909	1,015
Total	1,764	1,177	1,205
U.S. state and local
Current	134	429	279
Deferred	289	81	210
Total	423	510	489
Non-U.S.
Current	3,006	3,239	3,127
Deferred	105	222	69
Total	3,111	3,461	3,196
Provision for Income Taxes	5,298	5,148	4,890
Provision for social security, real estate, personal property and other taxes	4,331	4,289	4,018
Taxes included in income	$ 9,629	$ 9,437	$ 8,908
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate
Statutory rate (as a percent)	35.00%	35.00%	35.00%
Foreign tax differential (as a percent)	(11.00%)	(10.00%)	(10.00%)
State and local (as a percent)	1.00%	2.00%	2.00%
Other (as a percent)	(1.00%)	(2.00%)	(2.00%)
Effective rate (as a percent)	24.00%	25.00%	25.00%